VANECK FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2022 (unaudited)

	Par (000’s	)	Value
CORPORATE BONDS: 98.1%
Australia: 1.5%
Buckeye Partners LP
3.95%, 12/01/26	$16,884		$15,743,317
4.12%, 12/01/27	11,278		10,337,753
4.35%, 10/15/24	8,459		8,320,865
5.60%, 10/15/44	8,380		6,215,907
5.85%, 11/15/43	11,165		8,174,008
			48,791,850
Canada: 1.6%
Bombardier, Inc. 144A 7.45%, 05/01/34	14,227		12,377,490
Methanex Corp.
4.25%, 12/01/24	8,452		8,155,420
5.25%, 12/15/29 †	19,694		17,410,973
5.65%, 12/01/44	8,385		6,162,975
TransAlta Corp. 6.50%, 03/15/40	8,989		8,633,305
			52,740,163
Finland: 0.5%
Nokia Oyj 6.62%, 05/15/39	13,988		14,436,245
France: 1.3%
Electricite de France SA 144A 5.62% (USD Swap Semi 30/360 10 Year+3.04%), 01/22/24 (o)	42,865		40,634,734
Germany: 2.2%
Deutsche Bank AG 4.50%, 04/01/25	42,167		41,037,909
Dresdner Funding Trust I 144A 8.15%, 06/30/31	27,914		30,691,443
			71,729,352
Ireland: 2.0%
Perrigo Finance Unlimited Co.
3.90%, 12/15/24	19,705		19,484,994
4.38%, 03/15/26	19,439		19,153,344
4.40%, 06/15/30	20,935		19,258,211
4.90%, 12/15/44	8,529		6,719,182
			64,615,731
Italy: 4.5%
Intesa Sanpaolo SpA 144A 5.02%, 06/26/24	56,222		54,475,932
Telecom Italia Capital SA
6.00%, 09/30/34 †	27,894		22,043,023
6.38%, 11/15/33	28,103		23,503,101
7.20%, 07/18/36	27,868		23,193,143
7.72%, 06/04/38	28,017		23,329,056
			146,544,255
United Kingdom: 3.6%
Marks & Spencer Plc 144A 7.12%, 12/01/37	8,429		8,116,703
Rolls-Royce Plc 144A 3.62%, 10/14/25	28,499		27,022,182
Standard Chartered Plc 144A
	Par (000’s	)	Value
United Kingdom (continued)
7.01% (ICE LIBOR USD 3 Month+1.46%), 07/30/37 (o)	$21,000		$22,087,571
Vodafone Group Plc 7.00% (USD Swap Semi 30/360 5 Year+4.87%), 04/04/79	56,879		59,931,980
			117,158,436
United States: 80.9%
Apache Corp.
4.25%, 01/15/30 †	16,321		15,754,824
4.38%, 10/15/28 †	9,154		8,549,882
4.75%, 04/15/43	12,047		9,882,154
5.10%, 09/01/40	37,165		33,139,473
5.25%, 02/01/42	11,146		9,760,320
5.35%, 07/01/49	10,799		9,028,612
6.00%, 01/15/37	12,367		11,902,548
Bath & Body Works, Inc. 6.95%, 03/01/33 †	9,766		8,194,003
Bed Bath & Beyond, Inc.
3.75%, 08/01/24	8,258		3,416,747
5.17%, 08/01/44	19,575		3,474,954
Brightsphere Investment Group, Inc. 4.80%, 07/27/26	8,396		7,764,789
Brinker International, Inc. 144A 5.00%, 10/01/24	10,292		9,840,850
Cleveland-Cliffs, Inc. 6.25%, 10/01/40	7,375		6,390,659
Crown Cork & Seal Co., Inc. 7.38%, 12/15/26	10,494		11,347,372
DCP Midstream Operating LP
5.60%, 04/01/44	11,243		9,744,522
8.12%, 08/16/30	8,439		9,192,694
DCP Midstream Operating LP 144A
6.45%, 11/03/36	8,448		8,469,247
6.75%, 09/15/37	12,637		12,528,132
Delta Air Lines, Inc.
2.90%, 10/28/24	25,295		24,091,843
3.75%, 10/28/29 †	13,333		11,607,006
4.38%, 04/19/28 †	11,532		10,804,042
Diversified Healthcare Trust
4.75%, 05/01/24	7,198		6,586,940
4.75%, 02/15/28 †	14,246		10,750,007
DPL, Inc. 4.35%, 04/15/29	11,644		10,729,588
Embarq Corp. 8.00%, 06/01/36	40,424		33,361,927
EnLink Midstream Partners LP
4.15%, 06/01/25	20,157		19,839,527
4.40%, 04/01/24	14,262		14,304,144
5.05%, 04/01/45	12,306		9,090,319
5.45%, 06/01/47	13,845		10,570,992
5.60%, 04/01/44	9,750		7,614,096

1

VANECK FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
EQM Midstream Partners LP
4.00%, 08/01/24	$8,461		$8,259,924
4.12%, 12/01/26	14,072		12,994,366
4.75%, 07/15/23	300		297,219
5.50%, 07/15/28	23,907		22,652,600
6.50%, 07/15/48	15,333		12,902,413
FirstEnergy Corp.
1.60%, 01/15/26	8,460		7,777,405
2.05%, 03/01/25	8,471		8,046,222
2.25%, 09/01/30 †	12,672		10,757,071
2.65%, 03/01/30	16,891		14,889,332
3.40%, 03/01/50	23,912		17,900,284
4.40%, 07/15/27	42,181		41,403,182
5.35%, 07/15/47	20,074		18,010,995
7.38%, 11/15/31	22,074		25,783,756
Fluor Corp.
3.50%, 12/15/24 †	10,804		10,492,376
4.25%, 09/15/28 †	16,802		15,451,239
Ford Holdings LLC 9.30%, 03/01/30	5,056		5,722,052
Ford Motor Co.
4.35%, 12/08/26 †	25,744		25,334,829
4.75%, 01/15/43	34,341		28,352,101
5.29%, 12/08/46	22,289		19,231,172
6.62%, 10/01/28 †	7,702		8,112,902
7.40%, 11/01/46	6,801		6,928,893
7.45%, 07/16/31 †	18,338		20,029,956
Ford Motor Credit Co. LLC
3.66%, 09/08/24	12,896		12,512,135
3.81%, 01/09/24	12,891		12,745,302
3.81%, 11/02/27	12,868		11,813,081
4.06%, 11/01/24	25,746		25,360,840
4.13%, 08/04/25	24,048		23,756,418
4.27%, 01/09/27	15,459		14,835,770
4.38%, 08/06/23	9,385		9,414,938
4.39%, 01/08/26	20,609		20,090,486
4.54%, 08/01/26	12,881		12,546,416
4.69%, 06/09/25	10,322		10,259,191
5.11%, 05/03/29 †	25,542		24,867,563
5.58%, 03/18/24	25,744		26,020,877
Frontier Florida LLC 6.86%, 02/01/28	8,444		8,043,319
Genting New York LLC / GENNY Capital, Inc. 144A 3.30%, 02/15/26	15,240		13,877,898
Genworth Holdings, Inc. 6.50%, 06/15/34	8,346		7,231,559
Global Marine, Inc. 7.00%, 06/01/28	7,356		3,523,944
HB Fuller Co. 4.00%, 02/15/27	8,402		7,837,638
Hexcel Corp.
4.20%, 02/15/27	11,248		10,920,105
4.95%, 08/15/25	8,476		8,401,542
Hillenbrand, Inc. 5.00%, 09/15/26	11,224		10,928,977
Howmet Aerospace, Inc. 5.90%, 02/01/27	17,602		18,325,266
	Par (000’s	)	Value
United States (continued)
5.95%, 02/01/37	$17,434		$17,321,969
6.75%, 01/15/28	8,466		8,931,418
Las Vegas Sands Corp.
2.90%, 06/25/25	14,075		13,204,650
3.20%, 08/08/24	49,225		47,836,549
3.50%, 08/18/26	28,125		26,305,357
3.90%, 08/08/29 †	21,100		18,871,590
Lumen Technologies, Inc.
6.88%, 01/15/28 †	11,864		10,934,159
7.60%, 09/15/39	14,616		11,824,344
Macy’s Retail Holdings LLC
4.30%, 02/15/43	7,035		4,371,971
4.50%, 12/15/34 †	10,317		7,494,888
5.12%, 01/15/42	7,031		4,814,829
Mattel, Inc.
5.45%, 11/01/41	8,381		7,653,121
6.20%, 10/01/40 †	6,985		6,873,659
Murphy Oil Corp.
6.12%, 12/01/42 †	9,732		7,653,731
7.05%, 05/01/29	6,962		6,806,704
Navient Corp. 5.62%, 08/01/33 †	16,642		12,936,382
Newell Brands, Inc.
4.45%, 04/01/26	55,825		55,203,109
5.62%, 04/01/36	11,836		10,921,136
5.75%, 04/01/46	18,606		15,961,064
Nordstrom, Inc.
2.30%, 04/08/24	6,905		6,553,190
4.00%, 03/15/27 †	9,876		9,058,569
4.25%, 08/01/31	11,785		9,561,229
4.38%, 04/01/30 †	14,080		11,834,144
5.00%, 01/15/44 †	26,934		19,799,748
6.95%, 03/15/28 †	8,347		8,315,805
Occidental Petroleum Corp.
0.00%, 10/10/36 ^	31,998		16,374,976
2.90%, 08/15/24	18,506		18,367,205
3.40%, 04/15/26	8,588		8,210,755
3.50%, 08/15/29 †	8,085		7,612,149
4.10%, 02/15/47	2,245		1,821,666
4.20%, 03/15/48	8,567		7,001,922
4.30%, 08/15/39	7,332		6,267,316
4.40%, 04/15/46	11,838		10,076,478
4.40%, 08/15/49	7,983		6,674,377
4.62%, 06/15/45	8,617		7,360,381
5.55%, 03/15/26	30,409		31,284,323
6.20%, 03/15/40	20,584		21,109,450
6.45%, 09/15/36	48,761		54,289,766
6.60%, 03/15/46	30,912		34,195,936
6.95%, 07/01/24	16,408		17,238,983
7.50%, 05/01/31	24,239		28,159,416
7.88%, 09/15/31	13,646		15,835,569
7.95%, 06/15/39 †	8,976		10,308,063
Oceaneering International, Inc.
4.65%, 11/15/24	11,249		10,593,746
6.00%, 02/01/28	8,450		7,348,535
Ohio National Financial Services, Inc. 144A

2

	Par (000’s	)	Value
United States (continued)
6.05%, 01/24/30	$12,100		$11,874,335
6.62%, 05/01/31	7,175		7,394,167
Pactiv LLC 7.95%, 12/15/25	7,855		7,010,587
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 †	14,264		12,240,921
5.15%, 11/15/29	9,828		8,829,605
ProAssurance Corp. 5.30%, 11/15/23	7,678		7,753,858
Qwest Corp. 7.25%, 09/15/25	6,980		7,318,914
Resorts World Las Vegas LLC / RWLV Capital, Inc. Reg S
4.62%, 04/16/29	28,380		23,110,410
4.62%, 04/06/31	10,125		8,080,168
Rockies Express Pipeline LLC 144A
3.60%, 05/15/25	11,273		10,468,671
4.80%, 05/15/30	9,857		8,295,060
4.95%, 07/15/29	15,357		13,515,310
6.88%, 04/15/40	13,972		11,861,529
7.50%, 07/15/38	6,986		6,291,731
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 †	13,952		9,695,845
7.50%, 10/15/27 †	8,485		6,756,945
Royal Caribbean Cruises Ltd. 144A 11.50%, 06/01/25	39,140		41,981,760
Safeway, Inc. 7.25%, 02/01/31	7,331		7,216,893
Seagate HDD Cayman
4.09%, 06/01/29	14,074		12,811,562
4.12%, 01/15/31	14,089		12,299,697
4.75%, 01/01/25	13,479		13,394,428
4.88%, 03/01/24	14,061		14,007,843
4.88%, 06/01/27 †	14,209		14,140,086
5.75%, 12/01/34	13,591		12,268,974
Sealed Air Corp. 144A 6.88%, 07/15/33	12,837		13,752,663
Service Properties Trust
3.95%, 01/15/28 †	11,243		8,352,036
4.35%, 10/01/24 †	23,100		20,732,250
4.38%, 02/15/30 †	11,280		8,283,518
4.50%, 03/15/25	9,865		8,401,452
4.65%, 03/15/24	9,858		8,992,418
4.75%, 10/01/26	12,663		9,947,673
4.95%, 02/15/27 †	11,292		9,327,644
4.95%, 10/01/29 †	11,879		8,866,664
5.25%, 02/15/26	9,786		8,299,933
Southeast Supply Header LLC 144A 4.25%, 06/15/24	11,812		10,130,444
Southwestern Energy Co. 5.95%, 01/23/25	11,576		11,731,697
Spirit AeroSystems, Inc.
3.85%, 06/15/26	8,462		7,631,878
4.60%, 06/15/28 †	19,719		16,509,733
Sprint Capital Corp.
	Par (000’s	)	Value
United States (continued)
6.88%, 11/15/28	$69,819		$78,466,781
8.75%, 03/15/32	56,378		73,109,581
Steelcase, Inc. 5.12%, 01/18/29	13,120		12,549,805
Tenet Healthcare Corp. 6.88%, 11/15/31	10,158		9,815,015
Topaz Solar Farms LLC 144A 5.75%, 09/30/39	16,634		16,189,095
Transocean, Inc.
6.80%, 03/15/38	17,127		7,836,544
7.50%, 04/15/31	11,092		5,185,066
Travel + Leisure Co.
5.65%, 04/01/24	8,460		8,487,410
6.00%, 04/01/27	11,165		11,145,573
6.60%, 10/01/25	9,861		10,044,809
Trinity Industries, Inc. 4.55%, 10/01/24	11,930		11,731,246
Under Armour, Inc. 3.25%, 06/15/26	17,593		16,166,056
United States Cellular Corp. 6.70%, 12/15/33	15,963		15,887,335
United States Steel Corp. 6.65%, 06/01/37 †	10,618		9,162,899
Western Midstream Operating LP
3.35%, 02/01/25	20,563		20,176,416
3.95%, 06/01/25	11,257		11,153,661
4.30%, 02/01/30 †	33,753		31,641,244
4.50%, 03/01/28	11,108		10,735,882
4.65%, 07/01/26	13,356		13,273,460
4.75%, 08/15/28	11,165		10,927,130
5.30%, 03/01/48	19,534		17,155,766
5.45%, 04/01/44	16,887		15,136,071
5.50%, 08/15/48	9,766		8,528,909
5.50%, 02/01/50	27,873		24,995,113
Xerox Corp.
3.80%, 05/15/24	8,478		8,275,291
4.80%, 03/01/35	7,103		5,470,458
6.75%, 12/15/39	9,878		8,707,062
XPO CNW, Inc. 6.70%, 05/01/34	8,479		8,051,579
Yum! Brands, Inc.
3.88%, 11/01/23 †	9,173		9,161,580
5.35%, 11/01/43	7,717		6,602,704
6.88%, 11/15/37	9,084		9,631,917
			2,618,530,854
Total Corporate Bonds (Cost: $3,623,094,691)			3,175,181,620

	Number of Shares		Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.3% (Cost: $140,578,424)
Money Market Fund: 4.3%

3

VANECK FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares (continued)	Value
State Street Navigator Securities Lending Government Money Market Portfolio	140,578,424	$140,578,424
	Number of Shares (continued)	Value
Total Investments: 102.4% (Cost: $3,763,673,115)		$3,315,760,044
Liabilities in excess of other assets: (2.4)%		(76,439,166)
NET ASSETS: 100.0%		$3,239,320,878

Definitions:
USD	United States Dollar

Footnotes:
†	Security fully or partially on loan. Total market value of securities on loan is $176,080,924.
(o)	Perpetual Maturity — the date shown is the next call date
^	Zero Coupon Bond
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $391,876,947, or 12.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	2.8%	$87,231,185
Communications	0.3	8,043,319
Consumer Cyclicals	19.1	606,132,846
Consumer Non-Cyclicals	0.2	7,216,893
Energy	28.8	913,495,478
Financials	12.8	407,470,962
Healthcare	2.3	74,430,746
Industrials	8.2	259,338,792
Real Estate	3.4	108,540,534
Technology	15.7	498,714,991
Utilities	6.4	204,565,874
	100.0%	$3,175,181,620
4